Note 3 - Loans/Leases Receivable (Detail) - Delinquency Status (USD $)	Dec. 31, 2012	Dec. 31, 2011
Delinquent Loan Status	$ 988,223,491	$ 928,598,128
Performing [Member] | Leases receivable [Member]
Delinquent Loan Status	102,686,854	91,905,699
Performing [Member] | Residential Real Estate [Member]
Delinquent Loan Status	114,364,316	96,973,576
Performing [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	75,921,358	77,126,064
Performing [Member]
Delinquent Loan Status	292,972,528	266,005,339
Nonperforming [Member] | Leases receivable [Member]
Delinquent Loan Status	998,802	1,306,663
Nonperforming [Member] | Residential Real Estate [Member]
Delinquent Loan Status	1,217,257	1,133,475
Nonperforming [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	799,156	1,097,016
Nonperforming [Member]
Delinquent Loan Status	3,015,215	3,537,154
Delinquent Loans [Member] | Leases receivable [Member]
Delinquent Loan Status	103,685,656	93,212,362
Delinquent Loans [Member] | Residential Real Estate [Member]
Delinquent Loan Status	115,581,573	98,107,051
Delinquent Loans [Member] | Installment and Other Consumer [Member]
Delinquent Loan Status	76,720,514	78,223,080
Delinquent Loans [Member]
Delinquent Loan Status	$ 295,987,743	$ 269,542,493